Income Taxes - Deferred income tax liability rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred income tax liability [Line Items]
Deferred income tax liability, Beginning	$ (2,607)
Recognized in income	236	$ 2,343
Deferred income tax liability, Ending	(2,371)	(2,607)
Deferred income tax liability
Disclosure of Deferred income tax liability [Line Items]
Deferred income tax liability, Beginning	(2,607)	(4,950)
Recognized in income	236	2,343
Deferred income tax liability, Ending	$ (2,371)	$ (2,607)